Financial Instruments - Additional Information (Details) $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Restricted cash - current and - long-term	$ 95.2	$ 117.0
Interest rate swaps and swaptions and cross currency swaps agreement
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Restricted cash - current and - long-term	$ 22.3	$ 37.8
Toledo Spirit time-charter derivative
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Average daily tanker rate	17,500	22,875
Discount rate over remaining duration of contract	8.70%	8.40%